PURCHASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 16, 2018	Oct. 16, 2017	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2018	Dec. 31, 2021
Dividends Payable [Line Items]
Amortized value of intellectual property			$ 108,333
Earnout Liabilities			7,679,984
Dividend Declared [Member]
Dividends Payable [Line Items]
acquisition cost		$ 50,000
Purchase liability		300,000
Purchase price		350,000
Total purchase of intellectual property	$ 350,000
Amortized value of intellectual property	$ 116,668
Impairment charge					$ 204,165
Purchase Liability Net		300,000	$ 7,979,984			$ 300,000
Purchase Price Net		$ 50,000